DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2021
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

16. DEFERRED GOVERNMENT GRANT

The following table presents the Group's deferred government grant as of the respective balance sheet dates:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Beginning balance	14,652	14,652	2,299
Recognized as income during the year	(302)	(302)	(47)

Total balance of deferred government grant	14,350	14,350	2,252
Less: current portion	—	—	—

Balance of non-current deferred government grant	14,350	14,350	2,252

During the years ended December 31, 2019, 2020 and 2021, a certain government grants complied with the attached conditions. Hence, relevant government grants of RMB1,394,000, RMB302,000 and RMB302,000 (US$47,000) respectively, were recognized in the consolidated statements of  operations and comprehensive loss as other operating income during the years ended December 31, 2019, 2020 and 2021, respectively.